TAXATION - SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	$ 5,392	$ 4,477	$ 5,453
Total income tax expense (credit)	5,669	(5,047)	5,453
Foreign Tax Authority | United Kingdom
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	(1,098)	852	(373)
Foreign Tax Authority | Indonesia
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	3,641	544	$ 5,047
Deferred tax (income) expense	(869)	(9,524)
Foreign Tax Authority | Brazil
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	716	1,136	$ 779
Foreign Tax Authority | Kuwait
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	2,133	1,945	0
Foreign Tax Authority | Jordan
Components of Income Tax Expense (Benefit)
Deferred tax (income) expense	$ 1,146	$ 0	$ 0